Stockholders' Equity - Stock Option Plan (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Weighted average grant-date fair value of stock options granted (in dollars per share)	$ 52.78	$ 34.92	$ 42.43
Intrinsic value of stock options exercised	$ 55.3	$ 16.4	$ 38.9
Unrecognized stock compensation expense	$ 38.1
Expected weighted average period to recognize unrecognized stock compensation expense	1 year 6 months